As filed with the Securities and Exchange Commission on December 27, 2024

Securities Act Registration No. 333-171987

Investment Company Act Registration No. 811-22524

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 176	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 177	☒

PRECIDIAN ETFs TRUST

Karen Shupe
Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, VA 23235

(804) 267-7400

(Address and Telephone Number of Principal Executive Offices)

 Mark Criscitello

301 S. State Street, Suite N002
Newtown, PA 18940

(Name and Address of Agent for Service)

With Copy to:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	On February 5, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	__________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay, until February 5, 2025, the effectiveness of the Registrant’s Post-Effective Amendment No. 175 under the Securities Act of 1933, as amended, to its Registration Statement.  Post-Effective Amendment No. 175 to the Registration Statement of Precidian ETFs Trust (the “Trust”) relates solely to the Airbus ADRhedged™, Bayer AG ADRhedged™, Bayerische Motoren Werke AG ADRhedged™, Deutsche Telekom AG ADRhedged™, Heineken NV ADRhedged™, Hermes International SA ADRhedged™, Hitachi Ltd. ADRhedged™, L’Oreal SA ADRhedged™, LVMH Moet Hennessy Louis Vuitton SE ADRhedged™, Nestle SA ADRhedged™, Roche Holding AG ADRhedged™, Siemens AG ADRhedged™, and Softbank Group Corp. ADRhedged™ Series. This Post-Effective Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 175 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 176 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 27th day of December, 2024.

PRECIDIAN ETFS TRUST

By:	/s/ Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 176 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	* Mary Lou H. Ivey	Trustee	December 27, 2024

	* Laura V. Morrison	Trustee	December 27, 2024

	* Theo H. Pitt, Jr.	Trustee	December 27, 2024

	* Dr. David J. Urban	Trustee	December 27, 2024

	/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	December 27, 2024
Karen M. Shupe

	/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	December 27, 2024
Ann T. MacDonald

*By:	/s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney filed as Ex 99(q) on August 27, 2024 (Accession No. 0001999371-24-010754)